UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
February 2, 2009

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	14702
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LAB                     COM              002824100      199     3725 SH       SOLE                     3725
AETNA                          COM              00817Y108      113     3950 SH       SOLE                     3950
BANK OF AMERICA                COM              060505104      104     7401 SH       SOLE                     7401
BAXTER INTL                    COM              071813109      201     3750 SH       SOLE                     3750
BECTON DICKINSON               COM              075887109      359     5245 SH       SOLE                     5245
CATERPILLAR INC                COM              149123101       81     1810 SH       SOLE                     1810
CISCO SYSTEMS                  COM              17275R102      212    13030 SH       SOLE                    13030
CONSOLIDATED EDISON            COM              209115104      186     4775 SH       SOLE                     4775
COSTCO                         COM              22160K105      406     7725 SH       SOLE                     7725
DEERE & CO                     COM              244199105       65     1685 SH       SOLE                     1685
DUKE ENERGY                    COM              26441C105      191    12725 SH       SOLE                    12725
EXXON MOBIL                    COM              30231G102      832    10423 SH       SOLE                    10423
FDX CORP                       COM              31428X106      225     3510 SH       SOLE                     3510
GENERAL ELECTRIC               COM              369604103      197    12138 SH       SOLE                    12138
INT'L BUS MACH                 COM              459200101       46      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      494     8250 SH       SOLE                     8250
JP MORGAN CHASE                COM              46625H100       17      525 SH       SOLE                      525
L-3 COMM                       COM              502424104      292     3960 SH       SOLE                     3960
MARATHON OIL                   COM              565849106       94     3425 SH       SOLE                     3425
METLIFE                        COM              59156R108      146     4175 SH       SOLE                     4175
MICRON TECH                    COM              595112103        2      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      293    15090 SH       SOLE                    15090
PROCTOR & GAMBLE               COM              742718109      227     3668 SH       SOLE                     3668
TITLE ONE CORP                 COM                             360    36000 SH       SOLE                    36000
US BANCORP                     COM              902973106     7222   288780 SH       SOLE                   288780
WAL-MART                       COM              931142103       14      250 SH       SOLE                      250
WELLS FARGO                    COM              949746101      377    12800 SH       SOLE                    12800
BARCLAYS BK 6.625% PERP                         06739F390        9      700 SH       SOLE                      700
BB&T CAP TST 8.95% 9/15/13                      05530j205       21      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       44     1750 SH       SOLE                     1750
KEYCORP CAP VIII 7% CALL 6/15/                  49327V205       21     1400 SH       SOLE                     1400
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713       68     6700 SH       SOLE                     6700
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        4      400 SH       SOLE                      400
ARTISAN INTL FD                                 04314H204       31 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209      750 24357.537SH       SOLE                24357.537
LAUDUS INT'L MRKTMASTERS INST                   808509640      564 51679.555SH       SOLE                51679.555
LAUDUS INT'L MRKTMASTERS INV                    808509889        8  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       60 2740.998 SH       SOLE                 2740.998
ISHARES COMEX GOLD TRUST                        464285105      156 1825.000 SH       SOLE                 1825.000
ISHARES LEHMAN 1-3 YR TRS BD                    464287457       13  150.000 SH       SOLE                  150.000